Right-of-use assets and Lease liabilities - Reconciliation of Changes in ROU Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of quantitative information about right-of-use assets [line items]
Opening Balance	$ 84,070	$ 73,193
Additions	21,930	33,037
Depreciation expenses	(26,765)	(22,665)
Increase (decrease) in foreign currency exchange	87
Transfer to property, plant and equipment		0
Other increases (decreases)	(8,986)	505
Total changes	(13,734)	10,877
Closing balance	70,336	84,070
Land
Disclosure of quantitative information about right-of-use assets [line items]
Opening Balance	18,663	18,299
Additions	132	110
Depreciation expenses	(699)	(738)
Increase (decrease) in foreign currency exchange	0
Transfer to property, plant and equipment		0
Other increases (decreases)	(965)	992
Total changes	(1,532)	364
Closing balance	17,131	18,663
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Opening Balance	30,548	25,458
Additions	2,286	12,247
Depreciation expenses	(8,067)	(7,150)
Increase (decrease) in foreign currency exchange	0
Transfer to property, plant and equipment		0
Other increases (decreases)	22	(7)
Total changes	(5,759)	5,090
Closing balance	24,789	30,548
Other property, plant and equipment
Disclosure of quantitative information about right-of-use assets [line items]
Opening Balance	0	0
Additions	0	0
Depreciation expenses	0	0
Increase (decrease) in foreign currency exchange	0
Transfer to property, plant and equipment		0
Other increases (decreases)	0	0
Total changes	0	0
Closing balance	0	0
Transport equipment
Disclosure of quantitative information about right-of-use assets [line items]
Opening Balance	1,213	855
Additions	1,009	1,245
Depreciation expenses	(6,901)	(1,129)
Increase (decrease) in foreign currency exchange	0
Transfer to property, plant and equipment		0
Other increases (decreases)	14,038	242
Total changes	8,146	358
Closing balance	9,359	1,213
Machinery, plant and equipment
Disclosure of quantitative information about right-of-use assets [line items]
Opening Balance	33,646	28,581
Additions	18,503	19,435
Depreciation expenses	(11,098)	(13,648)
Increase (decrease) in foreign currency exchange	87
Transfer to property, plant and equipment		0
Other increases (decreases)	(22,081)	(722)
Total changes	(14,589)	5,065
Closing balance	$ 19,057	$ 33,646